Note 22 Deposits from debt certificates (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt certificates issued [Line Items]
Debt certificates issued		€ 55,429	€ 55,763	€ 61,780
Issued in euros [Member]
Debt certificates issued [Line Items]
Debt certificates issued		35,611	36,289	42,462
Issued in euros [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		1,079	319	860
Issued in euros [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		16,979	15,712	14,538
Issued in euros [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	7,665	9,930	13,274
Issued in euros [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[2]	959	366	355
Issued in euros [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		2,501	2,302	2,538
Issued in euros [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		139	438	2,331
Issued in euros [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		6,289	7,221	8,566
Issued in euros [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,000	3,500	4,500
Issued in euros [Member] | Non convertible preferred stock [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	0	159
Issued in euros [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,289	3,721	3,907
issued in foreign currency [Member]
Debt certificates issued [Line Items]
Debt certificates issued		19,819	19,475	19,318
issued in foreign currency [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		351	579	1,024
issued in foreign currency [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		9,323	7,885	8,691
issued in foreign currency [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	114	178	217
issued in foreign currency [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[2]	3,724	2,843	455
issued in foreign currency [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	4	4
issued in foreign currency [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		111	412	1,016
issued in foreign currency [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		6,196	7,574	7,911
issued in foreign currency [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		1,876	1,771	1,633
issued in foreign currency [Member] | Non convertible preferred stock [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	0	35
issued in foreign currency [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		€ 4,320	€ 5,803	€ 6,243

[1]	(1) Including mortgage-covered bonds. In years 2022, 2021 and 2020 there were several maturities of mortgage bonds.
[2]	(2) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.